CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS
Cash and cash equivalents	$ 35	$ 162
Accounts receivable, net of allowance for doubtful accounts of $95 and $76 at December 31, 2015 and 2014, respectively	190	338
Inventory, net of reserves of $118 and $144 at December 31, 2015 and 2014, respectively	1,119	1,180
Other current assets	780	99
Total current assets	2,124	1,779
Property and equipment, net	318	587
Debt issuance costs	48	564
Other assets	73	101
Total noncurrent assets	806	1,252
TOTAL ASSETS	2,563	3,031
CURRENT LIABILITIES:
Short-term notes payable, including related parties current portion of long term debt	752	646
Note payable, in default	133	123
Short-term convertible notes payable, net of discount	686	1,062
Accounts payable	1,824	1,733
Accrued liabilities	1,907	1,015
Deferred revenue	217	24
Total current liabilities	5,519	4,603
Warrants, at fair value	2,606	2,070
Long-term debt, net	0	40
Convertible note, net of discount	0	783
Total long-term liabilities	2,606	2,893
TOTAL LIABILITIES	8,125	7,496
STOCKHOLDERS' EQUITY :
Series B convertible preferred stock, $.001 par value; 3 shares authorized, zero and 1.2 shares issued and outstanding as of December 31, 2015 and 2014, respectively (liquidation preference of none in December 31, 2015 and $1,200 at December 31, 2014, respectively)	0	678
Series C convertible preferred stock, $.001 par value; 9.0 shares authorized, 5.6 shares issued and outstanding as of December 31, 2015 and none authorized or issued and outstanding at December 31, 2014. (Liquidation preference of $5,555 at December 31, 2015 and none at December 31, 2014).	2,052	0
Common stock, $.001 par value; 1,000,000 and 195,000 shares authorized, 2,371 and 969 shares issued and outstanding as of December 31, 2015 and 2014, respectively	236	97
Additional paid-in capital	114,845	107,952
Treasury stock, at cost	(132)	(132)
Accumulated deficit	(122,563)	(113,060)
TOTAL GUIDED THERAPEUTICS STOCKHOLDERS' DEFICIT	(5,562)	(4,465)
TOTAL STOCKHOLDERS’ DEFICIT	(5,562)	(4,465)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 2,563	$ 3,031